SHARE BASED COMPENSATION (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended					9 Months Ended				12 Months Ended
	May 07, 2020	Mar. 21, 2018	May 31, 2020	Dec. 24, 2019	Feb. 28, 2018	Nov. 15, 2017	Sep. 30, 2022	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2019	Jun. 03, 2021	Jun. 01, 2021	May 04, 2021	May 01, 2021	Jan. 02, 2021	Jan. 02, 2020	Oct. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized								170,000,000		170,000,000			170,000,000				170,000,000		170,000,000		300,000,000	170,000,000		300,000,000
Stock compensation expense								$ 25,000	$ 60,000				$ 74,000		$ 511,000		$ 566,000		$ 891,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																	625		8,073
Fair value of stock options granted																	$ 31.20		$ 48.69
Intrinsic value of options exercised																	$ 162		$ 0
Allocated share based compensation expense																	500,000		$ 700,000
Unrecognized compensation cost								$ 77,000,000					$ 77,000,000				$ 200,000
Unrecognized weighted average vesting period													11 months 8 days				1 year 7 months 9 days
Non-vested stock-based compensation																	603,190		62,500
Ayala Pharmaceuticals Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock (in Shares)							305,517					310,417				827,094
Common stock, shares authorized							200,000,000					200,000,000				200,000,000		200,000,000
Stock compensation expense												$ 1,914,000		$ 1,964,000		$ 2,684,000		$ 1,569,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																295,470,000
Fair value of stock options granted																$ 7.98		$ 6.07
Unvested stock options																900,789
Options to purchase shares																593,040
Option granted																10 years
Aggregate intrinsic value of stock options exercised																$ 55		$ 280
Non-vested stock-based compensation																1,100,000
Restricted shares term	4 years			4 years		4 years										11 months 4 days
Restricted shares			58,651													124,348		96,017
Restricted shares																				59,597
Restricted shares granted, per share																$ 11.26		$ 15.00
Fair value of shares vested																200,000		200,000
Unrecognized compensation expense																$ 1,800,000
Weighted average maturity period																1 year 8 months 23 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, common stock, shares										69
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares										230,794	383,333
Common Stock [Member] | Ayala Pharmaceuticals Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized																200,000,000		200,000,000
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares																		3,940,689
Common stock, shares authorized																1,841,040
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																			813
Options vest primarily																			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																			$ 52.80
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested stock options								624					624
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																	625		7,260
Options vest primarily																	10 years		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																	3 years		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																	$ 31.20
Employee Stock [Member] | Ayala Pharmaceuticals Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares					83,165
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of equity purchases value																	$ 3,000		$ 5,000
Restricted shares granted, per share																			$ 1,945.60								$ 3,809.60
Employee Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, common stock, shares																	69		110
Stock compensation expense																	$ 67,000		$ 200,000
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized																					300,000,000
Maximum [Member] | Ayala Pharmaceuticals Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vest primarily																4 years
Maximum [Member] | Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																			$ 52.80
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized																					170,000,000
Minimum [Member] | Ayala Pharmaceuticals Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vest primarily																5 years
Minimum [Member] | Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																			$ 39.20
2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance under plan																	64,100								2,083	2,083
2015 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized																							75,000
2015 Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized																							10,972
2018 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee Stock Ownership Plan (ESOP), Plan Description		the Company’s shareholders on March 21, 2018. The 2018 ESPP allows employees to purchase common stock of the Company at a 15% discount to the market price on designated exercise dates. Employees were eligible to participate in the 2018 ESPP beginning May 1, 2018. 12,500 shares of the Company’s Common stock were reserved for issuance under the 2018 ESPP.
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares																	12		176
Stock Split [Member] | 2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock (in Shares)																	3,000
Stock Split [Member] | 2015 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock (in Shares)																	542